RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 13—RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Peggy Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. (“BKCB”)	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. (“BKGI”)	Entity indirectly controlled by family members of Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2012, 2013 and 2014:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Service fees paid
BKCB	3,716	—	—	—
BKGI	5,909	—	—	—
	9,625	—	—	—
Administrative service charged
BKGI	—	—	60	10

The service fees paid to BKCB and BKGI were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB19,250 for the period from January 1, 2011 to December 31, 2012. Such amount was paid by the Company in October 2010 and the agreement was terminated on December 31, 2012.

 The administrative service provided to BKGI was determined by the mutually agreed amounts and payment terms.

In January 2014, the Company entered into a service agreement with BKGI for the period from January 1, 2014 to December 31, 2014 and the Company charged BKGI RMB60 (US$ 10) for administrative service in the year ended December 31, 2014.

c)	The balances between the Company and its related parties as of December 31, 2013 and 2014 are listed below:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Due from related parties:
BKCB	2,691	258	41
BKGI	—	117	19
	2,691	375	60
Due to related parties:
BKCB	2,238	2,237	361
BKGI	944	—	—
	3,182	2,237	361

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.